ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)													12 Months Ended
		Nov. 25, 2024	Sep. 11, 2024	Sep. 09, 2024	Nov. 21, 2023	Sep. 07, 2023	Jul. 13, 2023	Feb. 20, 2023	Oct. 25, 2022	Jun. 03, 2022	Feb. 15, 2022	Dec. 20, 2021	Aug. 31, 2024	Aug. 31, 2023	Apr. 12, 2024	Dec. 16, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value													$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares issued for services														500
Common stock, shares issued												101,779,323	25,685,591	25,577,734
Common stock, shares outstanding												101,779,323	25,685,591	25,577,734
Issuance of shares					373,822
Purchase price					$ 2.50
Gross proceeds														$ 1,143,728
Reverse stock split description			1-for-4 reverse stock split
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services	[1]												14,402
Common stock, shares issued													102,742,362
Issuance of shares	[1]												93,455	114,385
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued				25,685,591
Reverse stock split description				1:4 Reverse Stock Split
Subsequent Event [Member] | Consulting Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares		815,419
Percentage of consideration for services		3.00%
Ms Ang Lee Kim Jane [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares											74,074
Purchase price											$ 2.50
Gross proceeds											$ 185,185
Ms Ang Lee Kim Jane [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares											6,000,000
Mr Wong Hon Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares										5,000
Purchase price										$ 2.50
Gross proceeds										$ 12,500
Mr Wong Hon Wai [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares										6,000,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares									129,621
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares									15,000
Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price									$ 2.50
Gross proceeds									$ 361,553
Eight Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares									6,000,000
Eleven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares								57,783
Purchase price								$ 2.50
Gross proceeds								$ 144,443
Eleven Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares								6,000,000
31 Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							250,132
Purchase price							$ 2.50
Gross proceeds							$ 625,330
31 Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							6,000,000
71 Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares						365,164
Purchase price						$ 2.50
Gross proceeds						$ 912,889
71 Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares						6,000,000
Wong Chun Shoong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares					8,658
Purchase price					$ 2.50
Gross proceeds					$ 21,645
Wong Chun Shoong [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares					6,000,000
Allotment Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued												98,809,323
Round 2 Stockholders Offerings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares													6,000,000
Purchase price													$ 2.50
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares		679,516
Percentage of consideration for services		2.50%
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												67.34%
Shares issued for services												2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares												2,000,000
Common stock, par value												$ 0.001
Ownership percentage												67.34%
Sale of stock price per share												$ 100
Share Exchange Agreement [Member] | Ong Bee Chen [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												50.00%
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												0.02%
Issuance of shares												24,000
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												0.01%
Issuance of shares												6,000
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												0.05%
Issuance of shares												49,320
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												0.009%
Issuance of shares												8,280
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKLEE Sellers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												0.014%
Issuance of shares												14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												6.91%
Issuance of shares												7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												2.48%
Issuance of shares												2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												5.90%
Issuance of shares												6,001,794
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												62.25%
Issuance of shares												63,362,756
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												14.05%
Issuance of shares												14,297,259
IPAssignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												5.39%
Issuance of shares												5,487,752
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration price												$ 100

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.